Risk Management and Financial Instruments - Schedule of Future Contracts (Details) - Sensitivity analysis and derivative financial instrument breakdown [Member] € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 EUR (€) shares	Sep. 30, 2025 GBP (£) shares	Sep. 30, 2025 BSD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 GBP (£) shares
Future contract [Member] | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Long
Quantity (in Shares) | shares	62,247	62,247	62,247	62,247	4,765	4,765	4,765
Notional	$ 622,477,000				$ 1,840,000
Fair value	$ 359,000				12,000
Deliverable Forwards [Member] | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (387,723,000)				(664,084,000)
Fair value	$ 6,657,000				(16,868,000)
Non-Deliverable Forwards [Member] | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Long
Notional	$ 274,312,000				(417,158,000)
Fair value	$ (7,102,000)				$ (950,000)
Future Contract [Member] | EURO [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Quantity (in Shares) | shares	(6,755)	(6,755)	(6,755)	(6,755)	2,074	2,074	2,074
Notional	$ (79,270,000)				$ (85,595,000)
Fair value	$ (31,000)				49,000
Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ 21,024,000	€ 17,916			70,949,000	€ 68,259
Fair value	$ 1,120,000				2,376,000
Non-Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ (22,416,000)	€ (19,102)			(19,559,000)	€ (18,818)
Fair value	$ (414,000)				420,000
Future Contract [Member] | British Pound [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Long
Notional	$ (40,607,000)		£ (3,020,000)		(34,095,000)		£ 1,219,000
Fair value	$ (24,000)				12,000
Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Long
Notional	$ (18,833,000)		£ (14,006,000)		(26,785,000)		(21,368,000)
Fair value	$ 171,000				(675,000)
Non-Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Notional					(6,262,000)		£ (4,996,000)
Fair value					$ (128,000)
Future contracts [Member] | Commodities (livestock) [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (livestock)
Nature	Long
Quantity (in Shares) | shares	3,000	3,000	3,000	3,000	6,548	6,548	6,548
Notional	$ (283,000)
Fair value					$ (3,080,000)
Deliverable Forwards [Member] | Commodities (livestock) [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (livestock)
Nature	Short
Quantity (in Shares) | shares	(28,560)	(28,560)	(28,560)	(28,560)	(38,658)	(38,658)	(38,658)
Notional	$ (277,295,000)
Fair value					$ (45,524,000)
Future contracts [Member] | Commodities (grains and others) [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	22,632	22,632	22,632	22,632	6,949	6,949	6,949
Notional					$ 97,000
Fair value	$ (2,097,000,000)
Deliverable Forwards [Member] | Commodities (grains and others) [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Short
Quantity (in Shares) | shares	(25,573)	(25,573)	(25,573)	(25,573)	16,144	16,144	16,144
Notional					$ (15,984,000)
Fair value	$ (147,049,000,000)
Non-Deliverable Forwards [Member] | Commodities (grains and others) [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	2,250,000	2,250,000	2,250,000	2,250,000
Fair value	$ (1,498,000,000)
Future contracts [Member] | Commodities [member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities
Quantity (in Shares) | shares	5,488,000	5,488,000	5,488,000	5,488,000
Notional	$ 30,312,000
Fair value				$ (371)